TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Line Items
Period of tax benefit for approved enterprise, maximum			7 years
Preferred Income tax rate not within Development Zone A		12.00%	16.00%	12.50%	15.00%	15.00%
Period of tax benefit for approved enterprise, commencement of production, maximum			12 years
Period of tax beneift for approved enterprise, since date of approval, maximum.			14 years
Tax exempt period for income, approved enterprise			2 years
Preferred Income tax rate for Development Zone A		6.00%	9.00%	7.00%	10.00%	10.00%
Special Preferred Enterprise income tax rate for Development Zone A			5.00%
Special Preferred Enterprise tax rate not within Development Zone A			8.00%
The period of Special Preferred Enterprise tax rates apply			10 years
Maximum tax rate on dividends distributed from Preferred Income.	20.00%		15.00%
Corporate tax rate for Israel			26.50%	25.00%	25.00%
U.S. subsidiaries tax rate, federal and state			38.00%	38.00%	38.00%
TAT Technologies Ltd [Member]
Income Taxes Line Items
Preferred Income tax rate not within Development Zone A			16.00%	12.50%	15.00%	15.00%
Tax rate on transactions			25.00%
Accumulated tax exempt income			1,728
Tat Technologies Ltd and Bental Industries Ltd [Member]
Income Taxes Line Items
Tax rate on transactions			25.00%